DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2025
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Schedule of deposits and down payment received in advance from customers for sales of automobiles, escooters and service parts

	As of December 31,	As of June 30,
	2024	2025	2025
	VND million	VND million	USD
Refundable deposit liabilities	2,524,022	757,903	30,253,193
Non-refundable down-payment of contract liabilities	1,041,441	1,169,654	46,689,047
TOTAL	3,565,463	1,927,557	76,942,240